HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO

33-19943            HV-1531 - NQ Variable Account

Supplement dated January 25, 2013 to your Prospectus

INVESTMENT ADVISER CHANGE

HARTFORD STOCK HLS FUND – CLASS IA

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) replaced HL Investment Advisors, LLC (“HL Advisors”) as the Hartford Stock HLS Fund’s investment adviser.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.